Administrative Expenses	12 Months Ended
Dec. 31, 2018
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Administrative Expenses

Note 29 – Administrative Expenses

For the years ended as of December 31, 2018, 2017 and 2016, the composition of this item is as follows:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Administrative expenses	(214,666)	(217,130)	(164,294)
Maintenance and repair of fixed assets	(31,673)	(34,754)	(23,226)
Office lease	(36,201)	(36,482)	(26,308)
Equipment lease	(2,925)	(2,890)	(2,649)
Insurance payments	(20,704)	(22,624)	(14,953)
Office supplies	(1,885)	(2,228)	(2,004)
IT and communications expenses	(43,667)	(41,872)	(25,860)
Utilities and other services	(4,443)	(5,022)	(4,240)
Security and transportation of securities services	(5,250)	(4,691)	(3,469)
Representation and personnel travel expenses	(3,612)	(3,347)	(2,427)
Legal and notarial expenses	(15,112)	(9,546)	(7,232)
Technical report fees	(11,626)	(11,274)	(7,096)
Professional services fees	(1,825)	(2,358)	(2,535)
Fees for classification of titles	(134)	(1,613)	(888)
Fines	(6,059)	(75)	(728)
ATM maintenance and management services	(2,630)	(5,837)	(5,855)
Temporary external services	(545)	(812)	(201)
Postage and mailing expenses	(1,341)	(1,397)	(2,864)
Internal events	(248)	(666)	(237)
Commercial programs	(1,242)	(1,253)	(732)
Credit card management services	(3,102)	(4,363)	(2,609)
Other administrative expenses	(20,442)	(24,026)	(28,181)
Subcontracted services	(22,303)	(24,724)	(23,609)
Data processing	(13,044)	(14,733)	(14,369)
Products sales	(275)	(832)	(435)
Others	(8,984)	(9,159)	(8,805)
Board of Directors compensation	(1,529)	(1,394)	(1,056)
Marketing and advertising	(14,384)	(16,268)	(8,322)
Real estate taxes, contributions and levies	(38,854)	(46,106)	(37,923)
Real estate taxes	(393)	(671)	(443)
Patents	(1,121)	(1,430)	(1,665)
Other taxes (*)	(29,324)	(36,031)	(29,591)
Contributions to SBIF	(8,016)	(7,974)	(6,224)

Totals	(291,736)	(305,622)	(235,204)

(*)

These amounts primarily correspond to taxes other than income taxes that affect Itaú Corpbanca Colombia and its subsidiaries (Colombian segment). These are taxes on local financial transactions, ongoing performance of commercial activities or services, non-discountable value added tax and equity tax, among others.